GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL.
GOODWILL

5.           GOODWILL

All goodwill is allocated to the product sales reporting unit. As of December 31, 2024 and 2025, the carrying amounts of goodwill were $26,663 and $27,800, respectively. For the years ended December 31, 2024 and 2025, the carrying amount of goodwill decreased by $730 and increased by $1,137, respectively, attributable to foreign currency translation adjustments recognized in accumulated other comprehensive income / (loss).